Cover	Feb. 14, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Form 8-K (the “Form 8-K”) originally filed by Southland Holdings, Inc., a Delaware corporation (the “Company”), on February 14, 2023 is being filed solely for the purpose of amending the historical financial statements provided under Item 9.01(a) in the Form 8-K to include the audited consolidated financial statements of Southland Holdings LLC (“Southland”) as of December 31, 2022 and 2021 and for each of the years in the three-year period ended December 31, 2022 and the related Management’s Discussion and Analysis of Financial Condition and Results of Operations of Southland. This Amendment No. 1 does not amend any other item of the Form 8-K or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Form 8-K.
Document Period End Date	Feb. 14, 2023
Entity File Number	001-41090
Entity Registrant Name	SOUTHLAND HOLDINGS, INC.
Entity Central Index Key	0001883814
Entity Tax Identification Number	87-1783910
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1100 Kubota Drive
Entity Address, City or Town	Grapevine
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76051
City Area Code	(817)
Local Phone Number	293-4263
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SLND
Security Exchange Name	NYSEAMER
Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	SLNDW
Security Exchange Name	NYSEAMER